Share Capital - Movements in the Company's share capital (Details) £ in Thousands			12 Months Ended
	Sep. 20, 2018 GBP (£) shares	Aug. 09, 2018 GBP (£) shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares
Number of shares
Beginning balance (in shares)			105,326,638	105,017,401
Issuance of shares (in shares)	251,125	58,112	5,569,050
Ending balance (in shares)			105,326,638	105,326,638	105,017,401
Share Capital amounts in £'000s
Issued capital | £			£ 5,266	£ 5,266	£ 5,251
Issuance of shares | £	£ 12	£ 3		£ 15	£ 70,325